Disclosure of detailed information about expiration of non capital losses for income tax (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Deferred tax assets	$ 132,517	$ 131,099	$ 134,417
Non-capital losses [Member]
Statements Line Items
Deferred tax assets	93,971
Non-capital losses [Member] | 2026 [Member]
Statements Line Items
Deferred tax assets	2,777
Non-capital losses [Member] | 2027 [Member]
Statements Line Items
Deferred tax assets	7,275
Non-capital losses [Member] | 2028 [Member]
Statements Line Items
Deferred tax assets	4,950
Non-capital losses [Member] | 2029 [Member]
Statements Line Items
Deferred tax assets	7,394
Non-capital losses [Member] | 2030 [Member]
Statements Line Items
Deferred tax assets	5,085
Non-capital losses [Member] | 2031 [Member]
Statements Line Items
Deferred tax assets	5,446
Non-capital losses [Member] | 2032 [Member]
Statements Line Items
Deferred tax assets	12,643
Non-capital losses [Member] | 2033 [Member]
Statements Line Items
Deferred tax assets	19,799
Non-capital losses [Member] | 2034 [Member]
Statements Line Items
Deferred tax assets	17,739
Non-capital losses [Member] | 2035 [Member]
Statements Line Items
Deferred tax assets	2,882
Non-capital losses [Member] | 2036 [Member]
Statements Line Items
Deferred tax assets	3,598
Non-capital losses [Member] | 2037 [Member]
Statements Line Items
Deferred tax assets	2,434
Non-capital losses [Member] | 2038 [Member]
Statements Line Items
Deferred tax assets	1,949
Canada [Member]
Statements Line Items
Deferred tax assets	61,207	58,723	56,067
Canada [Member] | Non-capital losses [Member]
Statements Line Items
Deferred tax assets	34,979	33,120	30,783
Canada [Member] | Non-capital losses [Member] | 2026 [Member]
Statements Line Items
Deferred tax assets	24
Canada [Member] | Non-capital losses [Member] | 2027 [Member]
Statements Line Items
Deferred tax assets	3,606
Canada [Member] | Non-capital losses [Member] | 2028 [Member]
Statements Line Items
Deferred tax assets	4,674
Canada [Member] | Non-capital losses [Member] | 2029 [Member]
Statements Line Items
Deferred tax assets	3,842
Canada [Member] | Non-capital losses [Member] | 2030 [Member]
Statements Line Items
Deferred tax assets	2,068
Canada [Member] | Non-capital losses [Member] | 2031 [Member]
Statements Line Items
Deferred tax assets	2,408
Canada [Member] | Non-capital losses [Member] | 2032 [Member]
Statements Line Items
Deferred tax assets	4,372
Canada [Member] | Non-capital losses [Member] | 2033 [Member]
Statements Line Items
Deferred tax assets	2,167
Canada [Member] | Non-capital losses [Member] | 2034 [Member]
Statements Line Items
Deferred tax assets	3,966
Canada [Member] | Non-capital losses [Member] | 2035 [Member]
Statements Line Items
Deferred tax assets	2,292
Canada [Member] | Non-capital losses [Member] | 2036 [Member]
Statements Line Items
Deferred tax assets	1,815
Canada [Member] | Non-capital losses [Member] | 2037 [Member]
Statements Line Items
Deferred tax assets	2,354
Canada [Member] | Non-capital losses [Member] | 2038 [Member]
Statements Line Items
Deferred tax assets	1,391
United States [Member]
Statements Line Items
Deferred tax assets	71,310	72,376	78,350
United States [Member] | Non-capital losses [Member]
Statements Line Items
Deferred tax assets	58,992	$ 53,733	$ 58,247
United States [Member] | Non-capital losses [Member] | 2026 [Member]
Statements Line Items
Deferred tax assets	2,753
United States [Member] | Non-capital losses [Member] | 2027 [Member]
Statements Line Items
Deferred tax assets	3,669
United States [Member] | Non-capital losses [Member] | 2028 [Member]
Statements Line Items
Deferred tax assets	276
United States [Member] | Non-capital losses [Member] | 2029 [Member]
Statements Line Items
Deferred tax assets	3,552
United States [Member] | Non-capital losses [Member] | 2030 [Member]
Statements Line Items
Deferred tax assets	3,017
United States [Member] | Non-capital losses [Member] | 2031 [Member]
Statements Line Items
Deferred tax assets	3,038
United States [Member] | Non-capital losses [Member] | 2032 [Member]
Statements Line Items
Deferred tax assets	8,271
United States [Member] | Non-capital losses [Member] | 2033 [Member]
Statements Line Items
Deferred tax assets	17,632
United States [Member] | Non-capital losses [Member] | 2034 [Member]
Statements Line Items
Deferred tax assets	13,773
United States [Member] | Non-capital losses [Member] | 2035 [Member]
Statements Line Items
Deferred tax assets	590
United States [Member] | Non-capital losses [Member] | 2036 [Member]
Statements Line Items
Deferred tax assets	1,783
United States [Member] | Non-capital losses [Member] | 2037 [Member]
Statements Line Items
Deferred tax assets	80
United States [Member] | Non-capital losses [Member] | 2038 [Member]
Statements Line Items
Deferred tax assets	$ 558